Accounts Receivable, net - Lessen by Provision for Doubtful Accounts (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable Net
Accounts receivable	$ 26,764	$ 19,959
Less: Provision for credit losses	(2,990)	(2,990)	$ (1,495)	$ (1,495)
Accounts receivable, net	$ 23,774	$ 16,969